Net Income (Loss) per Share (Details) - Schedule of antidilutive shares excluded from computation of diluted net income (loss) per share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	155,991,114	80,987,402	704,044,292	78,695,235
Warrants Associated With Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	45,571,419
Shares Issuable Upon Conversion Of Notes And Settlement Of Make-Whole Provisions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		9,009,210
Other Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	29,454,593	4,544,258	29,454,593	4,544,258
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	37,181,872	43,781,815
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	20,131,111
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	23,540,988	22,977,568	23,540,988	22,977,568
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	111,131	674,551	111,131	674,551